Fair Value Measurements (Tables)	12 Months Ended
Aug. 31, 2013
Fair Value Measurements [Abstract]
Assets measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis were as follows (in millions):

	August 31, 2013	Level 1	Level 2	Level 3
Assets:
Money market funds	$1,636	$1,636	$-	$-
Interest rate swaps(1)	1	-	1	-
Investment in AmerisourceBergen(2)	225	225	-	-
Warrants(3)	188	-	188	-
Forward interest rate swaps	-	-	-	-

	August 31, 2012	Level 1	Level 2	Level 3
Assets:
Money market funds	$820	$820	$-	$-
Interest rate swaps(1)	63	-	63	-
Forward interest rate swaps	-	-	-	-

Fair Value Measurements, Nonrecurring	Assets measured at fair value on a nonrecurring basis were as follows (in millions):
	August 31, 2013	Level 1	Level 2	Level 3
Assets:
Alliance Boots call option	$839	$-	$-	$839